Retirement and Postretirement Benefits Other than Pension Plans - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	May 31, 2013	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss	$ 1,290,000	$ 1,290,000
Changed in assumed discount rate			4.00%	3.60%
Reduction in plan liability		9,500,000
REIT Conversion [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss		600,000
Corporate Operating Expenses [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net settlement loss		$ 700,000